Fair Value Measurements - Summary Of Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques (Detail) - Series B Four Warrant [Member] - Warrant [Member] - Fair Value, Inputs, Level 3 [Member]
Dec. 31, 2020 yr
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	0.5135
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	0.0009
Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input	0.62
Measurement Input Fair Value Of The Underlying Preferred Shares [Member]
Derivative Liability, Measurement Input	6.50
Measurement Input Warrant Fair Value [Member]
Derivative Liability, Measurement Input	118.58